INVESTMENTS (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Investments In Associates [Line Items]
Carrying Value		$ 975	$ 8,269
WPMC
Disclosure Of Detailed Information About Investments In Associates [Line Items]
Carrying Value	[1]	$ 0	$ 6,230
Ownership Interests	[1]	97.00%	39.00%
NCC
Disclosure Of Detailed Information About Investments In Associates [Line Items]
Carrying Value		$ 975	$ 961
Ownership Interests		30.00%	30.00%
NorCal
Disclosure Of Detailed Information About Investments In Associates [Line Items]
Carrying Value	[2]	$ 0	$ 976
Ownership Interests	[2]	100.00%	45.00%
PCG
Disclosure Of Detailed Information About Investments In Associates [Line Items]
Carrying Value	[3]	$ 0	$ 40
Ownership Interests	[3]	0.00%	20.00%
PATCC
Disclosure Of Detailed Information About Investments In Associates [Line Items]
Carrying Value		$ 0	$ 62
Ownership Interests		100.00%	12.00%

[1]	The Company acquired a controlling interest in WPMC during the year ended December 31, 2018 and recognized a gain on the previously held interest. Refer to Note 4 for further information.
[2]	The Company acquired 100% of NorCal in November 2018 and recognized a gain on the previously held interest. Refer to Note 5 for additional information.
[3]	Upon acquisition of PWC, the Company's investment in PCG was written off as impaired in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018.